Segment information (Schedule of Revenues from Principal Product of Imports Segments) (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)
Disclosure of operating segments [line items]
Revenue | ₪			₪ 454,094	₪ 395,637	₪ 338,245
US Dollars [Member]
Disclosure of operating segments [line items]
Revenue | $	[1]	$ 141,242
Canned Vegetables and Pickles [Member]
Disclosure of operating segments [line items]
Revenue | ₪			67,275	63,674	57,333
Canned Vegetables and Pickles [Member] | US Dollars [Member]
Disclosure of operating segments [line items]
Revenue | $		20,925
Dairy and Dairy Substitute Products [Member]
Disclosure of operating segments [line items]
Revenue | ₪			188,675	154,303	116,083
Dairy and Dairy Substitute Products [Member] | US Dollars [Member]
Disclosure of operating segments [line items]
Revenue | $		58,686
Canned Fish [Member]
Disclosure of operating segments [line items]
Revenue | ₪			53,547	49,179	52,573
Canned Fish [Member] | US Dollars [Member]
Disclosure of operating segments [line items]
Revenue | $		16,654
Cereals, rice and pastas [Member]
Disclosure of operating segments [line items]
Revenue | ₪			63,514	48,813	47,064
Cereals, rice and pastas [Member] | US Dollars [Member]
Disclosure of operating segments [line items]
Revenue | $		19,756
Non-banking credit [Member]
Disclosure of operating segments [line items]
Revenue | ₪			719	930
Non-banking credit [Member] | US Dollars [Member]
Disclosure of operating segments [line items]
Revenue | $		224
Other [Member]
Disclosure of operating segments [line items]
Revenue | ₪			₪ 80,364	₪ 78,738	₪ 65,192
Other[Member] | US Dollars [Member]
Disclosure of operating segments [line items]
Revenue | $		$ 24,997

[1]	Convenience Translation into US Dollars.